Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt

13.    Debt

	December 31,
	2021	2020
DDB Term Loan, due April 2024	$8,531	$9,916
DDB Equipment Loan, due April 2024	1,925	2,625
Notes Payable, due May 2024	—	19,768
Convertible Notes Payable, due January 2025	80,000	—
Creston Note Payable, due August 2022	5,000	—
Notes payable, varying maturities through June 2026	313	356
DDB Revolver	47	—
Less: unamortized debt discount and debt issuance costs	(11,665)	(2,855)
	84,151	29,810
Less: DDB Revolver	(47)	—
Less: current maturities of long-term debt	(6,934)	(5,466)
Long-term debt	$77,170	$24,344

Term Loan, Equipment Loan and Revolver

In April 2019, our wholly owned subsidiary, DDB entered into a Credit Agreement comprised of a $14,000 aggregate principal amount of floating rate, five-year term loan (“DDB Term Loan”), a $3,500 floating rate, five-year loan to be used for facility expansion (“DDB Equipment Loan”), and a $6,000 floating rate revolving credit facility (“DDB Revolver”), which is renewed annually (together the “Credit Agreement”).

The Credit Agreement is secured by substantially all the real and personal property of DDB and is guaranteed, in part, by Benson Hill, the parent company, to a maximum of $7,000. The DDB Term Loan is payable in equal quarterly installments of $284 plus interest with the remaining balance of $5,972 due in April 2024. The Equipment Loan is payable in equal quarterly installments of $175 plus interest through July 2024.

The interest rate on the DDB Term Loan and DDB Equipment Loan is equal to LIBOR plus 4.0% or 4.10% as of December 31, 2021. The interest rate on the DDB Revolver is equal to LIBOR plus 3.5% or 3.60% as of December 31, 2021.

Under the Credit Agreement, DDB and the Company must comply with certain financial covenants based on DDB’s operations, including a minimum working capital covenant, a minimum net worth covenant, a funded debt to EBITDA ratio covenant, and a fixed charge coverage ratio covenant.

Benson Hill as guarantor must also comply with a minimum cash covenant. The Credit Agreement also contains various restrictions on our activities, including restrictions on indebtedness, liens, investments, distributions, acquisitions and dispositions, control changes, transactions with affiliates, establishment of bank and brokerage accounts, sale-leaseback transactions, margin stocks, hazardous substances, hedging, and management agreements. During 2020 and 2021, we were in violation of certain financial covenants under the Credit Agreement, which were subsequently waived by the lender.

In the second quarter of 2020, the Revolver maturity date was extended to July 2021 and the Credit Agreement was amended to incorporate updated prospective financial covenants with respect to minimum working capital, minimum net worth, funded debt to EBITDA ratio, and fixed charge coverage ratio. In the first quarter of 2021, the Credit Agreement was further amended to clarify the definitions of net worth and EBITDA as used in the calculation of certain financial covenants.

In the second quarter of 2021, the Credit Agreement was further amended to adjust the non-financial covenants. In the fourth quarter of 2021, the Revolver maturity date was extended to November 2022. While the Company is currently in compliance with the amended covenants, there is a risk that the Company will not maintain compliance with the covenants, as discussed further in Note 1.

Notes Payable

In January 2020, the Company entered into a financing agreement with an investment firm which included a commitment by the lender to make term loans available to the Company in an amount of up to $35,000 with $20,000 available immediately and a second tranche of $15,000 available after the achievement of certain financial conditions including the issuance of additional equity by the Company (together the “Loan and Security Agreement”).

The Company executed term notes with the lender in February 2020 in the aggregate amount of $20,000 with a term of 51 months payable in interest only, at 12.5% interest in the amount of $208 for the first 15 months and principal and interest payments in the amount of $661 for the remaining 36 months with any remaining amount outstanding due May 2024. The term notes are secured by substantially all of the Company’s assets. Availability of $15,000 under the second tranche expired on December 2020 unused.

In September 2021, the Company entered into an additional financing agreement with the same investment firm which included a commitment by the lender to make term loans available to the Company in an amount of up to $40,000 (together the “New Loan and Security Agreement”).

In accordance with the New Loan and Security Agreement, the Company executed a term note with the lender in September 2021 in the amount of $20,000 with a term of 36 months payable in interest only, at 12.5% interest in the amount of $208 for the first 12 months and principal and interest payments in the amount of $935 for the remaining 24 months with any remaining amount outstanding due September 2024. The term note is secured by substantially all of the Company’s assets.

Under the terms of the Loan and Security Agreement and New Loan and Security Agreement, we must comply with certain affirmative and negative covenants. These covenants are primarily restrictions on our activities, including restrictions on indebtedness, liens, distributions, and significant business changes. We were in compliance with these covenants throughout the terms of these agreements.

In September 2021, the Company repaid the remaining outstanding balance on the $40,000 in notes payable with the proceeds received from the Merger, terminating the Loan and Security Agreement and the New Loan and Security Agreement. Upon repayment of these notes payable, the Company incurred a loss on extinguishment of debt of $11,742 which is composed of $5,544 in prepayment penalties and $6,198 in the write-off of unamortized debt discounts and debt issuance costs.

Convertible Notes Payable

In December 2021, the Company entered into a financing agreement with an investment firm which included a commitment by the lender to make term loans available to the Company in an amount of up to $100,000 with $80,000 available immediately and a second tranche of $20,000 available between April 2022 and June 2022 upon the Company’s achievement of the following milestones: (i) at least 85% of the Company’s projected revenue for the three months ending March 31, 2022; (ii) gross margin for the three months ending March 31, 2022 greater than -1.5%; and (iii) an average public market capitalization of at least $650 million during the trailing thirty days prior to the date the Lenders make the second tranche loan (together the “Convertible Loan and Security Agreement”).

The Company executed term notes with the lender in December 2021 in the aggregate amount of $80,000 with an initial term of 36 months payable in interest only, at the greater of (a) the prime rate of interest as published in the Wall Street Journal or 3.25% per annum, plus (b) 5.75% per annum in the average amount of $608 for the first 12 months and principal and interest payments in the average amount of $3,624 for the remaining 24 months. The term notes are secured by substantially all of the Company’s assets.

The interest-only period may be extended from 12 to 24 months upon the Company’s full draw of the second tranche of $20,000 and achievement of certain milestones based on the Company’s market cap and financial performance for the nine months ending September 30, 2022. Additionally, the term of the term notes may be extended from 36 to 42 months upon the Company’s achievement of certain milestones based on the Company’s market cap and financial performance for the nine months ending September 30, 2022 and compliance with all debt covenants.

Upon maturity or other satisfaction of the term notes, a final payment (in addition to other payments of principal and interest) equal to $10,700 is payable by the Company to the lenders, however in the event all or any part of any term notes are outstanding when a change of control as defined in the Convertible Loan and Security Agreement occurs the required final payment is $14,200. In the event the term notes are prepaid, a prepayment fee is due, ranging from 1% to 6% of the principal amount of the term notes, based upon the time from the initial closing to the prepayment date.

At any time after 6 months and before 42 months from the closing date of the initial term loans, up to $20,000 of the principal amount of the term loans then outstanding may be converted (at the lender’s option) into shares of the Company’s common stock at a price per share equal to the lower of (a) $8.22; (b) a 15% premium to the 5-day VWAP determined as of June 30, 2022; or (c) in the case of any “equity purchase commitments” and/or “at-the-market” or similar transactions which result in the realization by the Company of gross proceeds of $20,000 or more over any period of 14 consecutive trading days prior to September 30, 2022, the volume-weighted average price of the common stock on the last trading day of such 14 day period; and (d) the effective price per share of any bona fide equity offering prior to September 30, 2022.

The conversion option is subject to: (a) the closing price of the shares of the Company’s common stock for each of the 7 consecutive trading days immediately preceding the conversion, being greater than or equal to the conversion price; (b) the common stock issued in connection with any such conversion not exceeding 20.00% of the total trading volume of the Company’s common stock for the 22 consecutive trading days immediately prior to and including the effective date of the conversion; and (c) all lenders’ pro forma shares of common stock resulting from the conversion option, when added to all lenders’ pro forma shares of common stock resulting from the exercise of the warrants (as outlined in note 14), not exceeding 2.5% of the Company’s outstanding shares of common stock at the time of the conversion.

As 6 months have not elapsed from the closing date of the initial term loans, the conversion option is not yet exercisable by the lender. The fair value of the conversion option, estimated at $8,783 at issuance, was recorded as a debt discount, which is amortized over the life of the term notes using the effective interest method and recorded as interest expense.

Under the terms of the Convertible Loan and Security Agreement, we must comply with certain affirmative, negative, and financial covenants. These covenants are primarily restrictions on our activities, including restrictions on indebtedness, liens, dividends, and significant business changes as well as a requirement to maintain at all times required minimum liquidity equal to or greater than six months. We were in compliance with these covenants in 2021.

Creston Note Payable

In connection with the acquisition of ZFS Creston in December 2021, the Company entered into a note payable with Zeeland Farm Services, Inc., a Michigan corporation, in the amount of $5,000 (the “Creston Note Payable”). The Creston Note Payable is payable in monthly installments equal to the greater of the reduction in the inventory value at ZFS Creston in the preceding month or $833 plus interest at 3% per annum from March 2022 to August 2022.

Paycheck Protection Program Loans

In April 2020, the Company received loan proceeds in the amount of approximately $5,102 under the Paycheck Protection Program. The program, established as part of the Coronavirus Aid, Relief and Economic Security Act, provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business.

The Company subsequently repaid the loans in full in October 2020, including $25 of accrued interest.

Debt maturities

The contractual maturities of debt as of December 31, 2021 are as follows:

Amount
Year ending December 31:
2022	$6,980
2023	38,605
2024	46,857
2025	3,360
2026	14
Thereafter	—
$95,816

The contractual maturities table excludes the Convertible Notes Payable final payment outlined above.